Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
VAT and surcharges payable	22,535	38,037	5,872
Payroll and welfare payable	160,404	239,945	37,041
Accrued rebates and cash incentives	283,025	410,893	63,431
Deposit from customers	13,289	19,458	3,004
Accrued expenses	15,565	71,961	11,109
Payable for purchase of fixed assets	10,598	2,612	403
Professional service fees	3,798	17,262	2,666
Others	15,320	33,305	5,141

	524,534	833,473	128,667